Prepaid Expenses (Details) - Schedule of Prepaid Expenses - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses [Abstract]
Advances to suppliers	$ 32,773	$ 12,891	$ 1,320
Premiums paid in advance for insurance	21,419	16,238	16,961
Other	24,923	23,433	17,315
Total	$ 79,115	$ 52,562	$ 35,596